Cover	Jan. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2023
Entity File Number	000-56243
Entity Registrant Name	STANDARD PREMIUM FINANCE HOLDINGS, INC.
Entity Central Index Key	0001807893
Entity Tax Identification Number	81-2624094
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	13590 SW 134th Avenue
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33186
City Area Code	305
Local Phone Number	232-2752
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false